Expense Example - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity Emerging Markets Multifactor ETF	Mar. 01, 2025 USD ($)
Expense Example:
1 year	$ 28
3 years	89
5 years	156
10 years	$ 354